PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF Expense Example - PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF - PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	159
Expense Example, with Redemption, 5 Years	279
Expense Example, with Redemption, 10 Years	$ 627